Additional Financial Information - Other Assets and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other current assets
Prepaid expenses and other	$ 34.8	$ 36.0
Restricted cash	43.7	27.5
Contract assets	59.9	63.5
Tax credits receivable	199.1	129.5
Interest rate swap assets	35.6	0.0
Other current assets	373.1	256.5
Other non-current assets
Prepaid expenses and other	18.3	7.4
Restricted cash	13.7	13.0
Accounts receivable	111.7	37.8
Contract assets	3.2	5.1
Tax credits receivable	361.7	341.8
Operating lease right-of-use assets	344.3	116.8
Interest rate swap assets	0.0	41.1
Other non-current assets	$ 852.9	$ 563.0